Shareholders' equity - Translation adjustment - Reserve of exchange differences (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of classes of share capital [line items]
Total translation adjustments accumulated in equity	€ 258	€ 438	€ 1,501
Total translation adjustments accumulated in equity attributable to parent	28	163	1,212
Total translation adjustments accumulated in equity attributable to non-controlling interests	230	275	289
Poland, Zlotych
Disclosure of classes of share capital [line items]
Total translation adjustments accumulated in equity	846	737	827
Egypt, Pounds
Disclosure of classes of share capital [line items]
Total translation adjustments accumulated in equity	(545)	(509)	(334)
Slovak koruna [member]
Disclosure of classes of share capital [line items]
Total translation adjustments accumulated in equity	220	220	220
United Kingdom, Pounds
Disclosure of classes of share capital [line items]
Total translation adjustments accumulated in equity	15	9	850
Moldova, Lei
Disclosure of classes of share capital [line items]
Total translation adjustments accumulated in equity	(70)	(75)	(79)
Sierra Leone, Leones
Disclosure of classes of share capital [line items]
Total translation adjustments accumulated in equity	(78)	(39)
Other currencies [member]
Disclosure of classes of share capital [line items]
Total translation adjustments accumulated in equity	€ (130)	€ 95	€ 17